PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following at March 31, 2013 and December 31, 2012:

	2013	2012

Office and computer equipment	$35,076	$35,076
Furniture and fixtures	47,686	47,686
Restaurant furnishings and equipment	2,850,599	2,826,760
	2,933,361	2,909,522
Accumulated depreciation	(706,424)	(593,376)
	$2,226,937	$2,316,146

Property and equipment consists of the following at December 31, 2012 and 2011:

	2012	2011

Office and computer equipment	$35,076	$32,179
Furniture and fixtures	47,686	67,794
Construction in progress	-	217,001
Restaurant furnishings and equipment	2,826,760	1,437,729
	2,909,522	1,754,703
Accumulated depreciation	(593,376)	(249,644)
	$2,316,146	$1,505,059